February 5, 2008


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549


Re: Touchstone Investment Trust
    Files Nos. 811-02538 and 002-52242


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 94 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 94 has been filed electronically. If you have any questions, please contact the undersigned at 513-878-4066.

Very truly yours,


/s/ Jay S. Fitton

Jay S. Fitton
Secretary